Vanguard Wellington™ Fund
Schedule of Investments (unaudited)
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (66.1%)
Communication Services (9.2%)
*	Alphabet Inc. Class A	2,107,666	6,099,480
*	Facebook Inc. Class A	10,788,828	4,093,065
	Comcast Corp. Class A	22,290,984	1,352,617
			11,545,162
Consumer Discretionary (7.0%)
	McDonald's Corp.	10,722,432	2,546,149
*	Amazon.com Inc.	489,414	1,698,653
	Home Depot Inc.	5,185,628	1,691,448
	TJX Cos. Inc.	20,423,397	1,485,190
	Dollar General Corp.	3,443,992	767,700
*,1	Coupang Inc. Class A	7,274,516	217,945
	Lennar Corp. Class A	1,745,534	187,313
	DR Horton Inc.	1,917,790	183,379
			8,777,777
Consumer Staples (4.2%)
	Procter & Gamble Co.	12,541,043	1,785,719
	Sysco Corp.	18,133,775	1,444,355
	Nestle SA (Registered)	7,815,904	987,062
	Coca-Cola Co.	14,000,259	788,355
	Diageo plc	5,818,219	279,697
			5,285,188
Energy (1.5%)
	TotalEnergies SE	27,359,122	1,210,166
	Royal Dutch Shell plc Class A	32,963,222	655,735
	Royal Dutch Shell plc Class A (XMEX)	2,607,900	51,687
			1,917,588
Financials (11.2%)
	Charles Schwab Corp.	38,951,816	2,837,640
	JPMorgan Chase & Co.	16,177,575	2,587,603
	Bank of America Corp.	37,741,812	1,575,721
	BlackRock Inc.	1,479,849	1,395,927
	American Express Co.	8,027,337	1,332,217
	Progressive Corp.	12,797,916	1,232,951
	Blackstone Inc.	7,326,602	921,174
	Morgan Stanley	6,819,236	712,133
	S&P Global Inc.	1,511,329	670,758
	Prudential plc	29,395,697	612,448
	Goldman Sachs Group Inc.	265,293	109,701
			13,988,273

		Shares	Market Value ($000)
Health Care (9.8%)
	Pfizer Inc.	39,101,665	1,801,414
	UnitedHealth Group Inc.	3,999,807	1,665,000
	HCA Healthcare Inc.	6,397,269	1,618,381
	Becton Dickinson & Co.	5,293,615	1,332,403
	Novartis AG (Registered)	12,925,197	1,195,463
	Anthem Inc.	2,611,242	979,555
	AstraZeneca plc ADR	16,403,053	955,970
	Humana Inc.	1,948,674	790,031
	Danaher Corp.	2,420,168	784,521
	Abbott Laboratories	5,848,949	739,132
	Baxter International Inc.	5,117,520	390,057
			12,251,927
Industrials (6.2%)
	Raytheon Technologies Corp.	12,231,775	1,036,765
	Johnson Controls International plc	13,045,701	975,818
	Trane Technologies plc	4,641,295	921,297
	Deere & Co.	2,434,423	920,285
	Northrop Grumman Corp.	2,330,565	856,949
	Union Pacific Corp.	3,254,094	705,618
	Fortive Corp.	8,405,659	620,926
	Schneider Electric SE	2,440,941	436,114
*	Airbus SE	2,850,137	389,888
	Vinci SA	3,057,609	328,055
	Illinois Tool Works Inc.	1,292,766	301,034
	Lockheed Martin Corp.	608,901	219,083
			7,711,832
Information Technology (13.8%)
	Microsoft Corp.	20,797,652	6,278,395
	Apple Inc.	18,677,758	2,835,844
	Texas Instruments Inc.	8,780,632	1,676,310
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,591,261	1,260,466
	Global Payments Inc.	5,421,825	881,806
	Accenture plc Class A	2,165,616	728,860
*	salesforce.com Inc.	2,151,327	570,683
*	Workday Inc. Class A	2,040,695	557,436
	Cisco Systems Inc.	9,289,173	548,247
	Lam Research Corp.	898,917	543,683
	KLA Corp.	1,579,423	536,941
	Marvell Technology Inc.	8,326,528	509,500
	Fidelity National Information Services Inc.	3,206,099	409,643
			17,337,814
Real Estate (1.2%)
	American Tower Corp.	2,969,424	867,577
	Prologis Inc.	2,410,502	324,598
	VICI Properties Inc.	8,092,158	250,128
			1,442,303
Utilities (2.0%)
	Exelon Corp.	25,655,592	1,257,637
	Duke Energy Corp.	11,426,817	1,195,931
			2,453,568
Total Common Stocks (Cost $43,209,921)			82,711,432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (8.5%)
U.S. Government Securities (8.0%)
	United States Treasury Note/Bond	0.125%	11/30/22	69,020	69,031
	United States Treasury Note/Bond	0.125%	2/28/23	85,000	84,973
[2]	United States Treasury Note/Bond	0.125%	3/31/23	402,000	401,812
	United States Treasury Note/Bond	2.500%	3/31/23	89,000	92,296
	United States Treasury Note/Bond	0.125%	4/30/23	513,000	512,679
	United States Treasury Note/Bond	0.125%	5/15/23	164,470	164,367
	United States Treasury Note/Bond	0.125%	5/31/23	400,000	399,687
	United States Treasury Note/Bond	2.625%	6/30/23	119,090	124,393
	United States Treasury Note/Bond	0.125%	7/31/23	98,000	97,893
	United States Treasury Note/Bond	2.750%	7/31/23	104,000	109,070
	United States Treasury Note/Bond	0.125%	1/15/24	116,810	116,372
	United States Treasury Note/Bond	0.125%	2/15/24	117,355	116,897
	United States Treasury Note/Bond	0.250%	3/15/24	157,000	156,755
	United States Treasury Note/Bond	0.250%	5/15/24	54,775	54,621
	United States Treasury Note/Bond	0.250%	6/15/24	386,000	384,794
	United States Treasury Note/Bond	1.750%	6/30/24	336,990	350,154
	United States Treasury Note/Bond	2.000%	2/15/25	341,260	358,696
	United States Treasury Note/Bond	1.125%	2/28/25	198,905	203,070
	United States Treasury Note/Bond	0.250%	5/31/25	717,325	708,583
	United States Treasury Note/Bond	0.250%	7/31/25	245,975	242,593
	United States Treasury Note/Bond	2.000%	8/15/25	61,860	65,243
	United States Treasury Note/Bond	0.250%	8/31/25	125,010	123,174
	United States Treasury Note/Bond	0.375%	11/30/25	208,000	205,465
	United States Treasury Note/Bond	0.375%	1/31/26	974,320	960,619
	United States Treasury Note/Bond	0.750%	3/31/26	107,000	107,150
	United States Treasury Note/Bond	0.750%	4/30/26	89,000	89,083
	United States Treasury Note/Bond	1.625%	5/15/26	78,110	81,308
	United States Treasury Note/Bond	0.750%	5/31/26	522,000	522,163
	United States Treasury Note/Bond	2.000%	11/15/26	30,000	31,828
	United States Treasury Note/Bond	2.250%	11/15/27	383,050	412,856
	United States Treasury Note/Bond	0.625%	5/15/30	45,780	43,484
	United States Treasury Note/Bond	0.875%	11/15/30	192,925	186,474
	United States Treasury Note/Bond	1.125%	2/15/31	123,790	122,146
	United States Treasury Note/Bond	1.625%	5/15/31	41,500	42,784
	United States Treasury Note/Bond	2.250%	5/15/41	1,338,435	1,432,334
	United States Treasury Note/Bond	2.875%	5/15/49	395	477
	United States Treasury Note/Bond	1.375%	8/15/50	73,775	64,576
	United States Treasury Note/Bond	1.625%	11/15/50	3,220	2,998
	United States Treasury Note/Bond	1.875%	2/15/51	310,540	306,804
	United States Treasury Note/Bond	2.375%	5/15/51	312,760	345,453
	United States Treasury Note/Bond	2.000%	8/15/51	123,000	125,210
					10,020,365
Conventional Mortgage-Backed Securities (0.2%)
[3,4]	Fannie Mae Pool	1.770%	1/1/36	20,699	20,755
[3,4]	Fannie Mae Pool	3.070%	2/1/25	11,700	12,534
[3,4]	Freddie Mac Gold Pool	3.000%	9/1/22	1	2
[3]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	1,196	1,365
[3,4,5]	UMBS Pool	1.500%	9/25/36–10/25/36	100,000	101,476
[3,4,5]	UMBS Pool	2.500%	9/1/27–9/25/51	136,719	142,210
[3,4]	UMBS Pool	3.000%	8/1/42–11/1/46	341	359
[3,4]	UMBS Pool	3.500%	11/1/45–6/1/46	91	98
					278,799
Nonconventional Mortgage-Backed Securities (0.3%)
[3,4]	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	16,875	17,018
[3,4]	Fannie Mae REMICS	1.700%	6/25/43	2,861	2,897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Fannie Mae REMICS	2.000%	6/25/44	1,545	1,566
[3,4]	Fannie Mae REMICS	3.000%	2/25/49–9/25/57	71,620	74,659
[3,4]	Fannie Mae REMICS	3.500%	4/25/31–12/25/58	154,546	165,860
[3,4]	Fannie Mae REMICS	4.000%	5/25/31–7/25/53	12,132	12,886
[3,4]	Freddie Mac REMICS	1.500%	10/15/42	7,872	7,982
[3,4]	Freddie Mac REMICS	1.750%	3/15/41	8,551	8,703
[3,4]	Freddie Mac REMICS	2.000%	7/15/31	7,267	7,412
[3,4]	Freddie Mac REMICS	3.000%	12/15/39	696	698
[3,4]	Freddie Mac REMICS	3.500%	3/15/31	2,920	3,134
[3,4]	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	56,510	60,661
[3]	Ginnie Mae REMICS	1.700%	10/20/45	4,130	4,165
[3]	Ginnie Mae REMICS	1.800%	5/20/41	2,291	2,294
					369,935
Total U.S. Government and Agency Obligations (Cost $10,472,295)					10,669,099
Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
[3,6]	Aaset Trust Series 2019-1	3.844%	5/15/39	12,200	12,161
[3,6]	Affirm Asset Securitization Trust Series 2021-B	1.030%	8/17/26	17,590	17,614
[3,6]	Affirm Asset Securitization Trust Series 2021-Z1	1.070%	8/15/25	16,921	16,944
[3,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	43,270	43,468
[3,6]	American Tower Trust	3.070%	3/15/23	43,000	43,127
[3,6]	Angel Oak Mortgage Trust Series 2019-5	2.593%	10/25/49	5,727	5,737
[3,6]	Angel Oak Mortgage Trust Series 2019-6	2.620%	11/25/59	12,988	13,169
[3,6]	Angel Oak Mortgage Trust I LLC Series 2019-2	3.628%	3/25/49	2,386	2,424
[3,6]	Angel Oak Mortgage Trust I LLC Series 2019-4	2.993%	7/26/49	9,079	9,159
[3,6,7]	Atlas Senior Loan Fund X Ltd. Series 2018-10A, 3M USD LIBOR + 1.090%	1.216%	1/15/31	7,799	7,795
[3,6,7]	Bain Capital Credit CLO Ltd. Series 2021-3A, 3M USD LIBOR + 1.160%	1.346%	7/24/34	11,155	11,148
[3,6,7]	Barings CLO Ltd. Series 2020-4A, 3M USD LIBOR + 1.550%	1.684%	1/20/32	13,600	13,523
[3,6,7]	Battalion CLO XX Ltd. Series 2021-20A, 3M USD LIBOR + 1.750%	1.888%	7/15/34	16,000	15,924
[3,6,7]	BlueMountain CLO XXXI Ltd. Series 2021-31A, 3M USD LIBOR + 1.150%	1.284%	4/19/34	30,000	29,965
[3,5,6,7,8]	BlueMountain CLO XXXII Ltd. Series 2021-32A, 3M USD LIBOR + 1.170%	1.290%	10/15/34	21,445	21,445
[3,6,7]	Bristol Park CLO Ltd. Series 2016-1A, 3M USD LIBOR + 1.450%	1.576%	4/15/29	10,000	9,972
[3,6,7]	BXHPP Trust Series 2021-FILM, 1M USD LIBOR + 0.650%	0.746%	8/15/36	15,225	15,240
[3,6,7]	BXHPP Trust Series 2021-FILM, 1M USD LIBOR + 0.900%	0.996%	8/15/36	3,140	3,145
[3,6]	Canadian Pacer Auto Receivables Trust Series 2018-2A	3.270%	12/19/22	751	754
[3,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	23,591	23,602
[3,6]	CF Hippolyta LLC Series 2021-1A	1.530%	3/15/61	24,327	24,786
[3,6]	Chesapeake Funding II LLC Series 2018-3A	3.390%	1/15/31	11,998	12,155
[3,6,7]	CIFC Funding 2021-III Ltd. Series 2021-3A, 3M USD LIBOR + 1.700%	1.848%	7/15/36	6,400	6,406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6,7]	CIFC Funding Ltd. Series 2018-1A, 3M USD LIBOR + 1.000%	1.134%	4/18/31	12,000	11,993
[3,6]	Cloud Pass-Through Trust Series 2019-1A	3.554%	12/5/22	3,393	3,415
[3,6]	COLT Mortgage Loan Trust Series 2020-1	2.488%	2/25/50	6,064	6,075
[3,6,7]	Columbia Cent CLO 27 Ltd. Series 2018-27A, 3M USD LIBOR + 1.150%	1.275%	10/25/28	16,497	16,497
[3,6,7]	Columbia Cent CLO 30 Ltd. Series 2020-30A, 3M USD LIBOR + 1.750%	1.884%	1/20/34	15,255	15,253
[3,6,7]	Columbia Cent CLO 31 Ltd. Series 2021-31A, 3M USD LIBOR + 1.550%	1.684%	4/20/34	14,400	14,310
[3]	COMM Mortgage Trust Series 2012-CR2	3.147%	8/15/45	18,085	18,322
[3,6]	DB Master Finance LLC Series 2019-1A	3.787%	5/20/49	15,641	15,764
[3,6]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/49	13,960	14,647
[3,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	2.662%	4/25/51	35,541	36,938
[3,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	29,087	31,002
[3,6,7]	Dryden 85 CLO Ltd. Series 2020-85A, 3M USD LIBOR + 1.800%	1.926%	10/15/32	10,000	10,002
[3,6,7]	Dryden Senior Loan Fund Series 2021-87A, 3M USD LIBOR + 1.100%	1.238%	5/20/34	36,675	36,568
[3,6]	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	1,709	1,718
[3,6]	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/20/24	6,939	6,982
[3,6]	Enterprise Fleet Financing LLC Series 2019-2	2.290%	2/20/25	15,344	15,548
[3,6]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	10,676	10,799
[3,4,7]	Fannie Mae Connecticut Avenue Securities Series 2016-C03, 1M USD LIBOR + 5.900%	5.984%	10/25/28	4,818	5,049
[3,6]	FirstKey Homes Trust Series 2021-SFR1	1.538%	8/17/38	64,930	65,222
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1512	3.059%	4/25/34	6,000	6,799
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	7,500	8,295
[3,6]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	10,274	10,277
[3,6]	Horizon Aircraft Finance III Ltd. Series 2019-2	3.425%	11/15/39	10,343	10,328
[3,6,7]	Life Mortgage Trust Series 2021-BMR, 1M USD LIBOR + 0.700%	0.795%	3/15/38	9,305	9,313
[3,6]	MACH 1 Cayman Ltd. Series 2019-1	3.474%	10/15/39	10,706	10,733
[3,6,7]	Madison Park Funding XI Ltd. Series 2013-11A, 3M USD LIBOR + 1.450%	1.588%	7/23/29	8,550	8,548
[3,6,7]	Madison Park Funding XIII Ltd. Series 2014-13A, 3M USD LIBOR + 0.950%	1.084%	4/19/30	33,258	33,248
[3,6,7]	Magnetite VII Ltd. Series 2012-7A, 3M USD LIBOR + 0.800%	0.926%	1/15/28	26,080	26,076
[3,6]	MAPS Ltd. Series 2019-1A	4.458%	3/15/44	5,984	6,046
[3,6,7]	Master Credit Card Trust II Series 2018-1A, 1M USD LIBOR + 0.490%	0.578%	7/21/24	36,370	36,514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6]	Mercury Financial Credit Card Master Trust Series 2021-1A	1.540%	3/20/26	33,270	33,366
[3,6,7]	Oaktree CLO Ltd. Series 2021-1A, 3M USD LIBOR + 1.160%	1.284%	7/15/34	29,000	28,931
[3,6,7]	Octagon 54 Ltd. Series 2021-1A, 3M USD LIBOR + 1.120%	1.253%	7/15/34	35,000	34,921
[3,6,7]	Octagon Investment Partners 51 Ltd. Series 2021-1A, 3M USD LIBOR + 1.150%	1.261%	7/20/34	30,000	29,982
[3,6,7]	OHA Credit Funding 3 Ltd. Series 2019-3A, 3M USD LIBOR + 1.140%	1.286%	7/2/35	43,800	43,775
[3,6]	OneMain Direct Auto Receivables Trust Series 2018-1A	3.430%	12/16/24	7,072	7,092
[3,6]	OneMain Financial Issuance Trust Series 2019-1A	3.480%	2/14/31	16,652	16,666
[3,6,7]	Regatta VI Funding Ltd. Series 2016-1A, 3M USD LIBOR + 1.160%	1.294%	4/20/34	22,000	22,000
[3,6,7]	Rockland Park CLO Ltd. Series 2021-1A, 3M USD LIBOR + 1.120%	1.251%	4/20/34	20,000	19,989
[3,6,7]	Rockland Park CLO Ltd. Series 2021-1A, 3M USD LIBOR + 1.650%	1.781%	4/20/34	9,970	9,978
[3,6,7]	RR 16 Ltd. Series 2021-16A, 3M USD LIBOR + 1.110%	1.191%	7/15/36	26,720	26,673
[3,6,7]	RR 16 Ltd. Series 2021-16A, 3M USD LIBOR + 1.650%	1.731%	7/15/36	15,540	15,553
[3,5,6,7,8]	RR 18 Ltd. Series 2021-18A, 3M USD LIBOR + 1.600%	1.720%	10/15/34	30,080	30,080
[3,6]	Santander Retail Auto Lease Trust Series 2019-B	2.300%	1/20/23	8,486	8,533
[3]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	37,915	40,871
[3,6]	Securitized Term Auto Receivables Trust Series 2018-2A	3.325%	8/25/22	689	690
[3,6]	SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE	4.144%	1/5/43	27,300	29,398
[3,6]	SoFi Consumer Loan Program Trust Series 2020-1	2.020%	1/25/29	5,302	5,332
[3,5,6,7]	Sound Point CLO XXXI Ltd. Series 2021-3A, 3M USD LIBOR + 1.650%	1.770%	10/25/34	11,405	11,385
[3,6]	Springleaf Funding Trust Series 2015-BA	3.480%	5/15/28	1,609	1,610
[3,6]	Start III Ltd. Series 2019-2	3.536%	11/15/44	945	943
[3,6]	START Ireland Series 2019-1	4.089%	3/15/44	12,376	12,430
[3,6,7]	Symphony CLO XIV Ltd. Series 2014-14A, 3M USD LIBOR + 0.950%	1.083%	7/14/26	21,570	21,568
[3,5,6,7,8]	Symphony CLO XXVIII Ltd. Series 2021-28A, 3M USD LIBOR + 1.650%	1.770%	10/23/34	25,350	25,350
[3,6]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/51	39,345	39,435
[3,6]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/51	36,015	36,244
[3,6,7]	Taconic Park CLO Ltd. Series 2016-1A, 3M USD LIBOR + 1.450%	1.584%	1/20/29	12,291	12,257
[3,6]	Towd Point Mortgage Trust Series 2016-3	2.250%	4/25/56	271	271
[3,6]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	10,707	11,081
[3,6]	Vantage Data Centers LLC Series 2020-1A	1.645%	9/15/45	29,505	29,456
[3,6,7]	Venture 43 CLO Ltd. Series 2021-43A, 3M USD LIBOR + 1.240%	1.381%	4/15/34	9,500	9,495
[3,6,7]	Voya CLO Ltd. Series 2014-1A, 3M USD LIBOR + 0.990%	1.124%	4/18/31	20,525	20,525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6,7]	Wellfleet CLO X Ltd. Series 2019-XA, 3M USD LIBOR + 1.750%	1.924%	7/20/32	10,000	9,990
[3,6]	Westlake Automobile Receivables Trust Series 2019-3A	2.150%	2/15/23	406	406
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,498,941)					1,508,220
Corporate Bonds (20.0%)
Communications (1.7%)
	America Movil SAB de CV	3.125%	7/16/22	84,600	86,495
	America Movil SAB de CV	3.625%	4/22/29	26,990	29,695
	America Movil SAB de CV	6.125%	3/30/40	7,380	10,605
	AT&T Inc.	2.750%	6/1/31	36,795	38,558
	AT&T Inc.	4.300%	12/15/42	30,550	35,312
	AT&T Inc.	3.650%	6/1/51	6,253	6,616
[6]	AT&T Inc.	3.500%	9/15/53	33,515	34,402
	AT&T Inc.	3.850%	6/1/60	23,037	24,561
[6]	British Telecommunications plc	3.250%	11/8/29	29,620	31,339
	Charter Communications Operating LLC	2.800%	4/1/31	32,150	32,945
	Charter Communications Operating LLC	2.300%	2/1/32	7,150	6,973
	Charter Communications Operating LLC	5.375%	5/1/47	3,455	4,249
	Charter Communications Operating LLC	5.125%	7/1/49	2,904	3,501
	Charter Communications Operating LLC	4.800%	3/1/50	3,777	4,433
	Charter Communications Operating LLC	3.700%	4/1/51	17,760	17,849
	Charter Communications Operating LLC	3.850%	4/1/61	16,610	16,485
	Charter Communications Operating LLC	4.400%	12/1/61	13,740	15,033
	Comcast Corp.	3.600%	3/1/24	50,730	54,607
	Comcast Corp.	3.375%	2/15/25	2,540	2,747
	Comcast Corp.	4.250%	1/15/33	42,890	51,315
	Comcast Corp.	4.200%	8/15/34	26,890	32,002
	Comcast Corp.	5.650%	6/15/35	4,725	6,422
	Comcast Corp.	4.400%	8/15/35	32,325	39,304
	Comcast Corp.	6.500%	11/15/35	945	1,379
	Comcast Corp.	3.969%	11/1/47	8,452	9,951
	Comcast Corp.	4.000%	3/1/48	12,180	14,440
	Comcast Corp.	3.999%	11/1/49	23,162	27,585
[6]	Comcast Corp.	2.887%	11/1/51	67,805	67,494
	Comcast Corp.	2.450%	8/15/52	25,780	23,750
	Comcast Corp.	4.049%	11/1/52	10,339	12,444
[6]	Comcast Corp.	2.937%	11/1/56	198,153	196,251
[6]	Comcast Corp.	2.987%	11/1/63	95,407	93,970
[6]	Cox Communications Inc.	3.150%	8/15/24	2,503	2,662
[6]	Cox Communications Inc.	2.600%	6/15/31	17,795	18,223
[6]	Cox Communications Inc.	4.800%	2/1/35	30,000	36,410
[6]	Deutsche Telekom International Finance BV	3.600%	1/19/27	10,918	12,078
[6]	Deutsche Telekom International Finance BV	4.375%	6/21/28	21,754	25,402
	Discovery Communications LLC	3.950%	3/20/28	14,288	15,980
	Discovery Communications LLC	4.125%	5/15/29	4,172	4,714
	Discovery Communications LLC	3.625%	5/15/30	14,710	16,142
	Discovery Communications LLC	4.650%	5/15/50	4,718	5,588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discovery Communications LLC	4.000%	9/15/55	16,442	17,637
	NBCUniversal Media LLC	4.450%	1/15/43	6,331	7,888
[6]	NTT Finance Corp.	1.162%	4/3/26	44,235	44,211
[6]	NTT Finance Corp.	2.065%	4/3/31	9,445	9,688
[6]	Ooredoo International Finance Ltd.	2.625%	4/8/31	23,430	24,153
	Orange SA	9.000%	3/1/31	20,280	32,067
[6]	SK Telecom Co. Ltd.	3.750%	4/16/23	11,995	12,598
[6]	Sky Ltd.	3.750%	9/16/24	45,046	49,051
[6]	Sprint Spectrum Co. LLC	4.738%	3/20/25	43,209	46,081
	Telefonica Emisiones SA	5.213%	3/8/47	19,100	24,073
	Telefonica Emisiones SA	5.520%	3/1/49	19,772	26,054
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,925	4,389
	T-Mobile USA Inc.	2.050%	2/15/28	24,985	25,411
	T-Mobile USA Inc.	3.875%	4/15/30	49,165	55,068
	T-Mobile USA Inc.	2.550%	2/15/31	4,750	4,853
	T-Mobile USA Inc.	2.250%	11/15/31	4,745	4,721
	T-Mobile USA Inc.	4.375%	4/15/40	15,735	18,414
	T-Mobile USA Inc.	4.500%	4/15/50	22,950	27,553
	T-Mobile USA Inc.	3.300%	2/15/51	19,300	19,364
	T-Mobile USA Inc.	3.600%	11/15/60	9,460	9,732
[3]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	6,280	7,653
	Verizon Communications Inc.	4.329%	9/21/28	23,335	27,223
	Verizon Communications Inc.	4.812%	3/15/39	85,963	109,191
	Verizon Communications Inc.	4.750%	11/1/41	7,750	9,694
	Verizon Communications Inc.	4.862%	8/21/46	20,077	26,178
	Verizon Communications Inc.	5.012%	4/15/49	2,301	3,076
	Verizon Communications Inc.	4.672%	3/15/55	11,007	14,308
	Verizon Communications Inc.	2.987%	10/30/56	9,247	8,920
	ViacomCBS Inc.	3.700%	6/1/28	15,190	16,964
	Vodafone Group plc	5.000%	5/30/38	1,895	2,415
	Vodafone Group plc	5.250%	5/30/48	45,220	60,205
	Walt Disney Co.	3.000%	9/15/22	11,891	12,224
	Walt Disney Co.	2.650%	1/13/31	3,850	4,096
	Walt Disney Co.	3.500%	5/13/40	50,260	56,495
	Walt Disney Co.	2.750%	9/1/49	16,835	16,752
	Walt Disney Co.	3.600%	1/13/51	27,250	31,503
	Walt Disney Co.	3.800%	5/13/60	28,415	33,938
					2,073,752
Consumer Discretionary (0.8%)
	Amazon.com Inc.	2.800%	8/22/24	14,010	14,909
	Amazon.com Inc.	4.800%	12/5/34	37,370	48,405
	Amazon.com Inc.	4.950%	12/5/44	22,605	31,125
	Amazon.com Inc.	4.250%	8/22/57	41,385	53,864
[3]	American Honda Finance Corp.	2.000%	3/24/28	19,250	19,802
	AutoZone Inc.	3.700%	4/15/22	46,136	46,708
[6]	BMW US Capital LLC	0.800%	4/1/24	12,590	12,665
[6]	BMW US Capital LLC	1.250%	8/12/26	28,900	28,996
[6]	Daimler Finance North America LLC	3.875%	9/15/21	3,961	3,966
[6]	Daimler Finance North America LLC	3.250%	8/1/24	5,870	6,277
[3]	Duke University	2.832%	10/1/55	25,700	26,955
[3]	Emory University	2.143%	9/1/30	25,351	26,034
	General Motors Financial Co. Inc.	3.950%	4/13/24	57,810	62,005
[3]	Georgetown University	4.315%	4/1/49	5,405	6,855
[3]	Georgetown University	2.943%	4/1/50	9,430	9,694
	Home Depot Inc.	3.900%	12/6/28	10,250	11,902
	Home Depot Inc.	3.300%	4/15/40	18,410	20,413
	Home Depot Inc.	4.400%	3/15/45	28,655	36,633
	Home Depot Inc.	4.500%	12/6/48	12,215	16,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Hyundai Capital America	0.800%	4/3/23	91,160	91,291
[6]	Hyundai Capital America	0.875%	6/14/24	49,225	49,037
[3]	Johns Hopkins University	4.083%	7/1/53	7,805	10,247
[3]	Johns Hopkins University	2.813%	1/1/60	6,420	6,708
	Leland Stanford Junior University	6.875%	2/1/24	13,685	15,757
[3]	Leland Stanford Junior University	7.650%	6/15/26	29,000	36,992
	Lowe's Cos. Inc.	3.100%	5/3/27	68,700	75,052
	Lowe's Cos. Inc.	6.500%	3/15/29	13,301	17,305
[3]	McDonald's Corp.	3.250%	6/10/24	5,460	5,846
[3]	McDonald's Corp.	4.875%	12/9/45	9,940	13,079
[3]	McDonald's Corp.	3.625%	9/1/49	37,735	42,429
[3]	Northeastern University	2.894%	10/1/50	6,995	7,257
	Stanley Black & Decker Inc.	4.850%	11/15/48	24,455	33,330
	Starbucks Corp.	4.500%	11/15/48	51,181	64,872
[3]	University of Chicago	2.761%	4/1/45	5,825	6,046
	VF Corp.	2.800%	4/23/27	17,615	18,869
	VF Corp.	2.950%	4/23/30	37,015	39,498
					1,016,875
Consumer Staples (0.9%)
	Altria Group Inc.	5.800%	2/14/39	26,150	32,738
	Altria Group Inc.	4.500%	5/2/43	10,705	11,719
	Altria Group Inc.	3.875%	9/16/46	22,775	22,982
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	24,383
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	35,700	43,984
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	61,085	78,069
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	4,100	5,194
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,610	21,562
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	9,225	11,388
	Archer-Daniels-Midland Co.	4.500%	3/15/49	35,045	47,095
	BAT Capital Corp.	3.557%	8/15/27	63,450	68,675
[6]	Cargill Inc.	6.875%	5/1/28	19,355	24,967
[6]	Cargill Inc.	2.125%	4/23/30	5,265	5,379
[6]	Cargill Inc.	4.760%	11/23/45	28,190	37,879
[6]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,015	24,029
[6]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	32,165	32,127
[3]	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	17,242
	Conagra Brands Inc.	4.600%	11/1/25	7,855	8,872
	Conagra Brands Inc.	1.375%	11/1/27	11,765	11,539
	Conagra Brands Inc.	5.300%	11/1/38	6,410	8,291
	Constellation Brands Inc.	3.750%	5/1/50	2,415	2,700
[6]	Danone SA	2.947%	11/2/26	30,550	32,852
	Diageo Capital plc	2.625%	4/29/23	48,310	49,878
	Diageo Capital plc	2.375%	10/24/29	20,000	20,881
	Diageo Capital plc	2.000%	4/29/30	5,830	5,876
	Diageo Capital plc	2.125%	4/29/32	1,845	1,863
	Diageo Investment Corp.	2.875%	5/11/22	26,991	27,475
	Estee Lauder Cos. Inc.	2.375%	12/1/29	12,615	13,269
	Hormel Foods Corp.	1.700%	6/3/28	8,125	8,250
[6]	Imperial Brands Finance plc	3.750%	7/21/22	34,745	35,495
	Kroger Co.	3.850%	8/1/23	10,770	11,380
	Kroger Co.	4.000%	2/1/24	22,290	23,919
	McCormick & Co. Inc.	2.500%	4/15/30	3,205	3,324
	Molson Coors Beverage Co.	3.500%	5/1/22	16,525	16,881
	Molson Coors Beverage Co.	3.000%	7/15/26	54,900	59,002
	PepsiCo Inc.	4.000%	3/5/42	51,391	62,977
	Philip Morris International Inc.	2.500%	8/22/22	21,645	22,137
	Philip Morris International Inc.	3.600%	11/15/23	7,000	7,495
	Philip Morris International Inc.	3.375%	8/11/25	14,440	15,702

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	4.875%	11/15/43	6,185	7,765
[6]	Sigma Alimentos SA de CV	4.125%	5/2/26	14,750	16,171
	Walmart Inc.	3.550%	6/26/25	56,910	62,637
	Walmart Inc.	3.625%	12/15/47	14,215	16,842
					1,062,885
Energy (1.0%)
[6]	BG Energy Capital plc	4.000%	10/15/21	5,000	5,021
	BP Capital Markets America Inc.	1.749%	8/10/30	7,780	7,662
	BP Capital Markets America Inc.	3.060%	6/17/41	20,000	20,610
	BP Capital Markets America Inc.	2.772%	11/10/50	11,870	11,257
	BP Capital Markets America Inc.	2.939%	6/4/51	30,385	29,823
	BP Capital Markets plc	2.500%	11/6/22	22,000	22,574
	BP Capital Markets plc	3.994%	9/26/23	16,185	17,374
	BP Capital Markets plc	3.814%	2/10/24	38,938	41,958
	BP Capital Markets plc	3.506%	3/17/25	50,285	54,746
	Chevron Corp.	3.191%	6/24/23	25,330	26,482
	Cimarex Energy Co.	4.375%	6/1/24	31,555	34,151
	ConocoPhillips Co.	4.950%	3/15/26	4,385	5,082
[6]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	20,830
[6]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,185	5,190
[6]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	24,863	30,278
	Energy Transfer LP	5.250%	4/15/29	40,000	47,169
	Energy Transfer LP	5.350%	5/15/45	3,500	4,108
	Energy Transfer LP	5.300%	4/15/47	5,745	6,763
	Energy Transfer LP	5.400%	10/1/47	750	905
	Enterprise Products Operating LLC	4.250%	2/15/48	26,420	30,547
	Enterprise Products Operating LLC	3.700%	1/31/51	5,935	6,405
	Exxon Mobil Corp.	2.726%	3/1/23	11,910	12,292
	Exxon Mobil Corp.	3.043%	3/1/26	8,115	8,798
	Exxon Mobil Corp.	2.275%	8/16/26	36,735	38,725
	Exxon Mobil Corp.	2.440%	8/16/29	25,195	26,465
	Exxon Mobil Corp.	2.610%	10/15/30	35,925	38,076
	Exxon Mobil Corp.	4.114%	3/1/46	12,060	14,450
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	47,605	47,430
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	44,479	45,258
	Plains All American Pipeline LP	3.850%	10/15/23	36,775	38,759
[6]	Schlumberger Holdings Corp.	3.900%	5/17/28	31,025	34,697
[6]	Schlumberger Investment SA	2.400%	8/1/22	23,925	24,271
	Schlumberger Investment SA	3.650%	12/1/23	44,520	47,352
	Shell International Finance BV	3.250%	5/11/25	11,051	11,985
	Shell International Finance BV	4.125%	5/11/35	43,465	51,916
	Shell International Finance BV	5.500%	3/25/40	12,990	18,151
	Shell International Finance BV	4.375%	5/11/45	96,700	120,795
	Suncor Energy Inc.	5.950%	12/1/34	20,700	27,537
	TotalEnergies Capital International SA	2.700%	1/25/23	36,510	37,747
	TotalEnergies Capital International SA	3.750%	4/10/24	41,500	44,939
	TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	54,219
	TransCanada PipeLines Ltd.	4.100%	4/15/30	7,125	8,167
					1,180,964
Financials (7.8%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	30,203
[6]	AIA Group Ltd.	3.600%	4/9/29	50,475	56,333
[6]	AIA Group Ltd.	3.375%	4/7/30	12,460	13,772
[3]	American Express Credit Corp.	2.700%	3/3/22	54,990	55,563
	American International Group Inc.	3.750%	7/10/25	8,990	9,862

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	4.250%	3/15/29	35,227	40,749
	American International Group Inc.	4.700%	7/10/35	16,375	20,164
	American International Group Inc.	6.250%	5/1/36	7,775	10,940
	American International Group Inc.	4.500%	7/16/44	12,612	15,620
	American International Group Inc.	4.800%	7/10/45	7,130	9,203
	American International Group Inc.	4.750%	4/1/48	4,585	5,977
	American International Group Inc.	4.375%	6/30/50	9,505	11,936
	American International Group Inc.	4.375%	1/15/55	4,755	5,959
[6]	Athene Global Funding	1.000%	4/16/24	22,095	22,246
[6]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	22,135	21,798
	Banco Santander SA	3.125%	2/23/23	28,400	29,479
	Banco Santander SA	3.848%	4/12/23	16,400	17,267
	Banco Santander SA	1.849%	3/25/26	14,000	14,223
	Banco Santander SA	2.749%	12/3/30	15,600	15,676
	Banco Santander SA	2.958%	3/25/31	10,000	10,376
[3]	Bank of America Corp.	2.816%	7/21/23	29,085	29,708
[3]	Bank of America Corp.	4.000%	1/22/25	32,900	35,999
[3]	Bank of America Corp.	3.500%	4/19/26	10,000	11,011
[3]	Bank of America Corp.	3.559%	4/23/27	86,705	95,090
[3]	Bank of America Corp.	3.593%	7/21/28	37,950	41,955
[3]	Bank of America Corp.	3.419%	12/20/28	8,681	9,536
[3]	Bank of America Corp.	4.271%	7/23/29	74,365	85,418
[3]	Bank of America Corp.	3.974%	2/7/30	120,185	136,395
[3]	Bank of America Corp.	3.194%	7/23/30	35,285	38,144
[3]	Bank of America Corp.	2.496%	2/13/31	50,870	52,297
[3]	Bank of America Corp.	5.875%	2/7/42	9,965	14,551
	Bank of America Corp.	3.311%	4/22/42	55,635	60,036
[3]	Bank of America Corp.	5.000%	1/21/44	39,433	52,966
[3]	Bank of America Corp.	3.946%	1/23/49	5,380	6,320
[3]	Bank of America Corp.	4.330%	3/15/50	78,120	97,688
	Bank of America Corp.	2.972%	7/21/52	65,950	66,565
[6]	Bank of Montreal	2.500%	1/11/22	60,000	60,503
[3]	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	30,087
	Bank of Nova Scotia	2.700%	8/3/26	63,160	67,539
[7]	Barclays plc, 3M USD LIBOR + 1.380%	1.505%	5/16/24	36,385	37,008
[3]	Barclays plc	3.932%	5/7/25	55,605	59,910
	Barclays plc	2.667%	3/10/32	44,170	44,906
[6]	BNP Paribas SA	2.950%	5/23/22	4,105	4,182
[3]	BNP Paribas SA	3.250%	3/3/23	7,620	7,969
[6]	BNP Paribas SA	3.800%	1/10/24	25,780	27,575
[6]	BNP Paribas SA	3.375%	1/9/25	60,670	65,050
[6]	BNP Paribas SA	2.819%	11/19/25	45,685	47,987
[6]	BNP Paribas SA	1.323%	1/13/27	18,995	18,807
[6]	BNP Paribas SA	3.500%	11/16/27	69,325	76,095
[6]	BNP Paribas SA	2.871%	4/19/32	23,435	24,294
[6]	BPCE SA	5.700%	10/22/23	6,225	6,854
	BPCE SA	4.000%	4/15/24	30,615	33,357
[6]	BPCE SA	5.150%	7/21/24	43,790	48,662
[6]	BPCE SA	3.500%	10/23/27	64,230	70,060
[6]	BPCE SA	2.700%	10/1/29	50,000	52,459
[6]	Brighthouse Financial Global Funding	1.000%	4/12/24	2,425	2,442
[6]	Brighthouse Financial Global Funding	1.550%	5/24/26	20,210	20,429
[6]	Brighthouse Financial Global Funding	2.000%	6/28/28	16,275	16,417
[7]	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	0.838%	6/16/22	57,780	58,088
[6]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	33,885	34,151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	3.750%	4/24/24	55,460	59,686
	Capital One Financial Corp.	3.200%	2/5/25	24,185	26,008
	Charles Schwab Corp.	0.750%	3/18/24	30,130	30,325
	Charles Schwab Corp.	3.200%	3/2/27	19,665	21,594
	Charles Schwab Corp.	2.000%	3/20/28	27,375	28,225
	Chubb Corp.	6.000%	5/11/37	50,000	73,468
	Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	24,004
	Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	38,316
	Citigroup Inc.	4.500%	1/14/22	33,920	34,450
	Citigroup Inc.	0.981%	5/1/25	32,820	32,969
	Citigroup Inc.	1.462%	6/9/27	66,630	66,740
	Citigroup Inc.	4.125%	7/25/28	14,550	16,457
[3]	Citigroup Inc.	3.520%	10/27/28	72,550	79,734
	Citigroup Inc.	6.625%	6/15/32	45,000	61,581
[3]	Citigroup Inc.	3.878%	1/24/39	37,030	43,007
[3]	Comerica Bank	2.500%	7/23/24	27,415	28,849
[6]	Commonwealth Bank of Australia	2.688%	3/11/31	74,015	74,730
[6]	Cooperatieve Rabobank UA	1.106%	2/24/27	46,710	46,318
[6]	Credit Agricole SA	3.750%	4/24/23	31,675	33,396
[6]	Credit Agricole SA	3.250%	10/4/24	71,600	76,622
	Credit Suisse AG	3.000%	10/29/21	18,325	18,409
[3]	Credit Suisse AG	3.625%	9/9/24	4,885	5,292
[6]	Credit Suisse Group AG	3.574%	1/9/23	20,675	20,902
[6,7]	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	1.359%	6/12/24	25,015	25,419
[6]	Credit Suisse Group AG	4.207%	6/12/24	12,375	13,113
	Credit Suisse Group AG	3.750%	3/26/25	67,850	73,620
[6]	Credit Suisse Group AG	2.593%	9/11/25	17,585	18,302
[6]	Credit Suisse Group AG	3.869%	1/12/29	10,980	12,152
[6]	Credit Suisse Group AG	3.091%	5/14/32	50,370	52,535
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	55,260	57,215
[6]	Danske Bank A/S	5.000%	1/12/22	21,605	21,947
[6]	Danske Bank A/S	3.875%	9/12/23	46,290	49,103
[6]	Danske Bank A/S	5.375%	1/12/24	28,240	31,157
[6]	Danske Bank A/S	1.621%	9/11/26	28,990	29,147
[3]	Deutsche Bank AG	4.250%	10/14/21	25,995	26,111
[6]	DNB Bank ASA	1.535%	5/25/27	44,030	44,280
[6]	DNB Boligkreditt A/S	2.500%	3/28/22	47,550	48,177
[6]	Equitable Financial Life Global Funding	1.400%	7/7/25	10,395	10,527
[6]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,755	26,761
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	18,220	18,159
[6]	Equitable Financial Life Global Funding	1.800%	3/8/28	28,220	28,353
[6]	Farmers Exchange Capital	7.050%	7/15/28	25,000	31,134
	Fifth Third Bancorp	2.550%	5/5/27	19,150	20,309
[6]	Five Corners Funding Trust	4.419%	11/15/23	5,935	6,432
[6]	GA Global Funding Trust	1.000%	4/8/24	21,750	21,909
	Global Payments Inc.	2.900%	5/15/30	14,680	15,429
	Globe Life Inc.	7.875%	5/15/23	45,000	50,370
	Goldman Sachs Group Inc.	5.750%	1/24/22	40,725	41,610
[3]	Goldman Sachs Group Inc.	2.876%	10/31/22	64,880	65,146
	Goldman Sachs Group Inc.	3.625%	1/22/23	35,320	36,937
	Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	18,904
[3]	Goldman Sachs Group Inc.	3.272%	9/29/25	46,260	49,558
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	19,881
	Goldman Sachs Group Inc.	1.431%	3/9/27	71,545	71,702
	Goldman Sachs Group Inc.	1.542%	9/10/27	97,685	98,104
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	15,055	16,726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	23,795	26,660
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	77,666
	Goldman Sachs Group Inc.	3.800%	3/15/30	19,490	21,989
	Goldman Sachs Group Inc.	1.992%	1/27/32	30,600	30,004
	Goldman Sachs Group Inc.	2.615%	4/22/32	74,125	76,414
[3]	Goldman Sachs Group Inc.	2.383%	7/21/32	67,160	67,899
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	64,150
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,135	29,914
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	25,675	33,520
[6]	Guardian Life Global Funding	1.250%	5/13/26	6,735	6,767
	HSBC Holdings plc	3.600%	5/25/23	60,200	63,497
[7]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	1.124%	5/18/24	26,340	26,638
	HSBC Holdings plc	0.976%	5/24/25	10,150	10,158
	HSBC Holdings plc	3.900%	5/25/26	12,085	13,431
	HSBC Holdings plc	1.589%	5/24/27	25,850	25,935
[3]	HSBC Holdings plc	4.041%	3/13/28	21,805	24,317
[3]	HSBC Holdings plc	4.583%	6/19/29	40,480	46,766
	HSBC Holdings plc	2.206%	8/17/29	53,960	54,427
[3]	HSBC Holdings plc	2.357%	8/18/31	54,320	54,565
	HSBC Holdings plc	2.804%	5/24/32	50,910	52,562
	HSBC Holdings plc	6.500%	5/2/36	25,000	34,739
	HSBC Holdings plc	6.100%	1/14/42	40,665	59,985
	HSBC Holdings plc	5.250%	3/14/44	13,210	17,526
	HSBC USA Inc.	3.500%	6/23/24	28,025	30,191
	ING Groep NV	3.150%	3/29/22	12,955	13,172
	ING Groep NV	3.950%	3/29/27	44,565	50,200
	ING Groep NV	1.726%	4/1/27	16,075	16,292
	Intercontinental Exchange Inc.	1.850%	9/15/32	9,525	9,191
	Intercontinental Exchange Inc.	2.650%	9/15/40	5,860	5,720
	Intercontinental Exchange Inc.	3.000%	6/15/50	12,730	12,886
[6]	JAB Holdings BV	2.200%	11/23/30	9,385	9,295
[6]	JAB Holdings BV	3.750%	5/28/51	19,275	21,318
[6]	Jackson National Life Global Funding	3.250%	1/30/24	24,070	25,577
[6]	Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	25,008
	JPMorgan Chase & Co.	3.375%	5/1/23	15,450	16,191
	JPMorgan Chase & Co.	3.875%	2/1/24	39,000	42,137
	JPMorgan Chase & Co.	3.900%	7/15/25	13,870	15,291
	JPMorgan Chase & Co.	4.125%	12/15/26	29,835	33,877
	JPMorgan Chase & Co.	4.250%	10/1/27	13,420	15,403
	JPMorgan Chase & Co.	2.069%	6/1/29	42,085	42,663
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	64,735	75,686
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	16,000	17,911
	JPMorgan Chase & Co.	2.580%	4/22/32	58,675	60,682
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	19,440	20,477
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	134,981
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	25,204
	JPMorgan Chase & Co.	3.157%	4/22/42	50,000	53,137
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	22,684
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	20,052
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	159,600	189,374
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	19,885	20,828
[6]	Liberty Mutual Group Inc.	4.250%	6/15/23	3,160	3,362
[6]	Liberty Mutual Group Inc.	4.569%	2/1/29	11,170	13,171
[6]	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	39,869
[6]	LSEGA Financing plc	1.375%	4/6/26	56,790	56,946
[6]	LSEGA Financing plc	2.000%	4/6/28	24,615	25,038
[6]	LSEGA Financing plc	2.500%	4/6/31	37,780	38,958

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Macquarie Group Ltd.	4.150%	3/27/24	49,500	52,181
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	26,384
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,405	27,512
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,915	15,046
	MetLife Inc.	3.600%	4/10/24	35,035	37,793
	MetLife Inc.	4.125%	8/13/42	5,565	6,739
	MetLife Inc.	4.875%	11/13/43	17,000	22,723
[6]	Metropolitan Life Global Funding I	2.650%	4/8/22	13,770	13,976
[6]	Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	26,261
[6]	Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	23,331
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	67,980	69,386
[3]	Morgan Stanley	3.875%	4/29/24	97,010	105,049
[3]	Morgan Stanley	3.700%	10/23/24	29,050	31,633
	Morgan Stanley	0.790%	5/30/25	42,545	42,467
[3]	Morgan Stanley	2.720%	7/22/25	53,860	56,605
[3]	Morgan Stanley	4.000%	7/23/25	29,455	32,664
[3]	Morgan Stanley	3.125%	7/27/26	11,435	12,405
[3]	Morgan Stanley	6.250%	8/9/26	20,000	24,604
	Morgan Stanley	3.625%	1/20/27	60,000	66,733
[3]	Morgan Stanley	3.772%	1/24/29	56,905	63,676
[3]	Morgan Stanley	2.699%	1/22/31	74,290	77,825
[3]	Morgan Stanley	1.928%	4/28/32	50,000	48,883
[3]	Morgan Stanley	2.239%	7/21/32	81,175	81,408
	Morgan Stanley	4.300%	1/27/45	18,360	22,878
[6]	National Australia Bank Ltd.	2.332%	8/21/30	75,550	73,916
[6]	National Australia Bank Ltd.	2.990%	5/21/31	61,362	63,017
[6]	Nationwide Building Society	3.622%	4/26/23	23,975	24,471
[6]	Nationwide Financial Services Inc.	3.900%	11/30/49	48,905	56,328
[6]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	41,675	47,615
	Natwest Group plc	1.642%	6/14/27	29,040	29,142
[6]	NatWest Markets plc	0.800%	8/12/24	22,050	22,025
[6]	NBK SPC Ltd.	2.750%	5/30/22	56,530	57,380
[6]	New York Life Global Funding	2.900%	1/17/24	29,050	30,683
[6]	New York Life Insurance Co.	5.875%	5/15/33	55,395	74,105
[6]	New York Life Insurance Co.	3.750%	5/15/50	9,245	10,736
[6]	New York Life Insurance Co.	4.450%	5/15/69	15,270	19,580
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,134	28,037
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,324	10,518
[6]	Pacific Life Global Funding II	1.375%	4/14/26	27,085	27,329
[6]	Penske Truck Leasing Co. LP	3.450%	7/1/24	16,420	17,551
[6]	Penske Truck Leasing Co. LP	2.700%	11/1/24	10,220	10,748
[6]	Penske Truck Leasing Co. LP	3.950%	3/10/25	52,010	56,795
[6]	Penske Truck Leasing Co. LP	4.450%	1/29/26	16,450	18,490
[3]	PNC Bank NA	3.300%	10/30/24	18,195	19,687
[3]	PNC Bank NA	4.200%	11/1/25	16,650	18,822
[3]	PNC Bank NA	3.100%	10/25/27	41,975	46,187
[3]	PNC Bank NA	3.250%	1/22/28	60,465	66,982
	PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	44,951
	PNC Financial Services Group Inc.	2.550%	1/22/30	54,405	57,180
[6]	Principal Life Global Funding II	2.500%	9/16/29	25,000	26,469
	Prudential plc	3.125%	4/14/30	14,640	15,970
	Santander Holdings USA Inc.	3.700%	3/28/22	33,065	33,582
	Santander Holdings USA Inc.	3.400%	1/18/23	20,375	21,119
[6]	Societe Generale SA	3.250%	1/12/22	38,635	39,047
[6]	Standard Chartered plc	1.214%	3/23/25	6,465	6,496
[3]	State Street Corp.	2.653%	5/15/23	30,770	31,287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	58,195	58,471
[6]	Svenska Handelsbanken AB	1.418%	6/11/27	62,395	62,516
[6]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	24,830	32,792
[6]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	42,390	52,331
	Truist Bank	2.625%	1/15/22	16,800	16,917
[3]	Truist Bank	3.300%	5/15/26	12,895	14,178
[3]	Truist Financial Corp.	2.750%	4/1/22	61,300	62,073
[3]	Truist Financial Corp.	2.200%	3/16/23	31,045	31,913
[3]	Truist Financial Corp.	3.700%	6/5/25	49,000	54,048
[3]	Truist Financial Corp.	1.950%	6/5/30	22,005	22,350
[6]	UBS AG	1.250%	6/1/26	36,125	36,171
[6]	UBS Group AG	1.494%	8/10/27	40,005	39,960
[6]	UBS Group AG	3.126%	8/13/30	16,000	17,275
[6]	UBS Group AG	2.095%	2/11/32	23,650	23,386
[6]	UniCredit SpA	1.982%	6/3/27	35,165	35,230
[6]	UniCredit SpA	3.127%	6/3/32	38,145	38,920
[3]	US Bancorp	3.700%	1/30/24	52,500	56,413
[3]	Wells Fargo & Co.	3.500%	3/8/22	10,720	10,903
[3]	Wells Fargo & Co.	3.450%	2/13/23	48,895	51,050
	Wells Fargo & Co.	4.480%	1/16/24	46,156	50,238
[3]	Wells Fargo & Co.	3.750%	1/24/24	50,755	54,434
[3]	Wells Fargo & Co.	0.805%	5/19/25	13,885	13,940
[3]	Wells Fargo & Co.	3.550%	9/29/25	32,170	35,290
	Wells Fargo & Co.	3.000%	4/22/26	39,405	42,680
[3]	Wells Fargo & Co.	3.196%	6/17/27	60,555	65,540
[3]	Wells Fargo & Co.	2.879%	10/30/30	15,000	15,952
[3]	Wells Fargo & Co.	2.572%	2/11/31	76,020	79,029
	Wells Fargo & Co.	5.606%	1/15/44	68,281	94,558
[3]	Wells Fargo & Co.	4.650%	11/4/44	10,315	12,874
[3]	Wells Fargo & Co.	4.900%	11/17/45	19,160	24,696
[3]	Wells Fargo & Co.	4.400%	6/14/46	73,300	89,634
[3]	Wells Fargo & Co.	4.750%	12/7/46	23,150	29,531
					9,799,168
Health Care (2.3%)
	AbbVie Inc.	3.450%	3/15/22	18,695	18,914
	AbbVie Inc.	3.800%	3/15/25	15,725	17,143
	AbbVie Inc.	4.050%	11/21/39	20,255	23,764
	AbbVie Inc.	4.850%	6/15/44	18,000	23,040
	AbbVie Inc.	4.450%	5/14/46	29,520	36,227
	AbbVie Inc.	4.250%	11/21/49	18,435	22,389
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	7,210	7,401
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	8,980	9,545
	Aetna Inc.	2.800%	6/15/23	25,660	26,624
[6]	Alcon Finance Corp.	2.750%	9/23/26	5,830	6,183
[6]	Alcon Finance Corp.	2.600%	5/27/30	4,690	4,838
[6]	Alcon Finance Corp.	3.800%	9/23/49	22,830	25,921
	AmerisourceBergen Corp.	0.737%	3/15/23	56,400	56,483
	Amgen Inc.	2.300%	2/25/31	43,075	43,881
	Amgen Inc.	3.150%	2/21/40	29,570	30,973
	Amgen Inc.	5.150%	11/15/41	10,583	13,916
	Amgen Inc.	2.770%	9/1/53	14,741	14,122
	Anthem Inc.	3.300%	1/15/23	42,468	44,157
	Anthem Inc.	3.650%	12/1/27	26,975	30,209
	Anthem Inc.	4.101%	3/1/28	40,910	46,757
	Anthem Inc.	2.550%	3/15/31	35,565	37,006
	Anthem Inc.	4.650%	8/15/44	2,876	3,632

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Ascension Health	2.532%	11/15/29	22,515	23,860
[3]	Ascension Health	4.847%	11/15/53	23,970	35,014
	AstraZeneca plc	4.000%	1/17/29	47,000	54,260
	AstraZeneca plc	6.450%	9/15/37	23,385	35,203
[6]	Bayer US Finance II LLC	4.250%	12/15/25	46,665	51,918
[6]	Bayer US Finance LLC	3.000%	10/8/21	46,850	46,976
[6]	Bayer US Finance LLC	3.375%	10/8/24	33,220	35,537
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,085	18,932
[3]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,305	11,351
	Boston Scientific Corp.	4.000%	3/1/29	6,810	7,794
	Bristol-Myers Squibb Co.	2.750%	2/15/23	4,553	4,707
	Bristol-Myers Squibb Co.	3.250%	2/20/23	7,534	7,842
	Bristol-Myers Squibb Co.	3.400%	7/26/29	31,020	34,858
	Bristol-Myers Squibb Co.	4.125%	6/15/39	17,720	21,595
	Bristol-Myers Squibb Co.	4.550%	2/20/48	7,347	9,674
	Bristol-Myers Squibb Co.	4.250%	10/26/49	20,963	26,668
	Bristol-Myers Squibb Co.	2.550%	11/13/50	11,865	11,518
[3]	Children's Hospital Corp.	2.585%	2/1/50	5,460	5,368
[3]	Cigna Corp.	3.250%	4/15/25	31,655	34,079
	Cigna Corp.	4.375%	10/15/28	18,600	21,711
	CommonSpirit Health	2.950%	11/1/22	13,735	14,107
	CommonSpirit Health	4.200%	8/1/23	9,885	10,536
	CommonSpirit Health	2.760%	10/1/24	29,395	30,952
	CommonSpirit Health	3.347%	10/1/29	32,755	35,574
	CommonSpirit Health	2.782%	10/1/30	15,150	15,863
[3]	CommonSpirit Health	4.350%	11/1/42	23,365	27,629
	CommonSpirit Health	4.187%	10/1/49	34,985	40,806
[3]	Cottage Health Obligated Group	3.304%	11/1/49	9,875	10,994
	CVS Health Corp.	4.300%	3/25/28	953	1,098
	CVS Health Corp.	4.875%	7/20/35	6,900	8,496
	CVS Health Corp.	4.125%	4/1/40	11,570	13,534
	CVS Health Corp.	5.125%	7/20/45	31,100	41,027
	Dignity Health	3.812%	11/1/24	20,780	22,440
[6]	EMD Finance LLC	2.950%	3/19/22	23,660	23,902
	Gilead Sciences Inc.	3.700%	4/1/24	26,895	28,819
	Gilead Sciences Inc.	3.500%	2/1/25	22,335	24,172
	Gilead Sciences Inc.	2.600%	10/1/40	20,000	19,464
	Gilead Sciences Inc.	4.500%	2/1/45	4,945	6,121
	Gilead Sciences Inc.	2.800%	10/1/50	38,610	37,631
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	31,740	32,969
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	60,936
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,370	12,893
	Kaiser Foundation Hospitals	3.150%	5/1/27	14,823	16,284
[3]	Kaiser Foundation Hospitals	2.810%	6/1/41	37,455	38,623
	Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	19,481
[3]	Kaiser Foundation Hospitals	3.002%	6/1/51	36,720	38,437
[3]	Mass General Brigham Inc.	3.192%	7/1/49	24,480	26,308
[3]	Mass General Brigham Inc.	3.342%	7/1/60	32,045	35,957
	Medtronic Inc.	3.500%	3/15/25	13,468	14,717
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	18,985	19,755
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,320	15,823
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	10,630	13,934
	Merck & Co. Inc.	2.750%	2/10/25	47,090	50,087
	Merck & Co. Inc.	3.400%	3/7/29	49,240	55,382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	4.150%	5/18/43	22,090	27,469
	Merck & Co. Inc.	4.000%	3/7/49	52,385	64,820
[3]	Mercy Health	4.302%	7/1/28	20,339	23,600
	Novartis Capital Corp.	3.400%	5/6/24	16,695	17,969
	Novartis Capital Corp.	4.400%	5/6/44	25,896	33,707
	Pfizer Inc.	3.450%	3/15/29	70,335	79,397
	Pfizer Inc.	1.700%	5/28/30	6,065	6,073
	Pfizer Inc.	4.100%	9/15/38	53,995	66,093
	Pfizer Inc.	2.550%	5/28/40	7,535	7,647
	Pfizer Inc.	2.700%	5/28/50	8,330	8,440
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	17,470	18,391
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	11,805	14,136
	Royalty Pharma plc	3.300%	9/2/40	14,550	14,745
	Royalty Pharma plc	3.550%	9/2/50	44,555	44,638
[3]	Rush Obligated Group	3.922%	11/15/29	11,880	13,595
[3]	SSM Health Care Corp.	3.823%	6/1/27	34,910	39,452
[3]	Sutter Health	2.294%	8/15/30	18,345	18,793
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,355	30,246
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,255	18,751
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	8,965	9,052
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	19,335	19,305
	Toledo Hospital	5.750%	11/15/38	18,440	22,215
	UnitedHealth Group Inc.	2.875%	3/15/22	4,696	4,732
	UnitedHealth Group Inc.	2.875%	3/15/23	16,000	16,636
	UnitedHealth Group Inc.	3.100%	3/15/26	15,350	16,771
	UnitedHealth Group Inc.	3.850%	6/15/28	34,565	39,624
	UnitedHealth Group Inc.	2.000%	5/15/30	7,515	7,651
	UnitedHealth Group Inc.	4.625%	7/15/35	9,595	12,192
	UnitedHealth Group Inc.	2.750%	5/15/40	8,505	8,740
	UnitedHealth Group Inc.	4.250%	3/15/43	67,400	83,754
	UnitedHealth Group Inc.	4.750%	7/15/45	24,520	32,701
	UnitedHealth Group Inc.	4.200%	1/15/47	8,620	10,671
	UnitedHealth Group Inc.	4.250%	6/15/48	22,215	28,011
	UnitedHealth Group Inc.	4.450%	12/15/48	4,970	6,459
	UnitedHealth Group Inc.	3.700%	8/15/49	23,160	26,924
	UnitedHealth Group Inc.	2.900%	5/15/50	26,720	27,642
	UnitedHealth Group Inc.	3.875%	8/15/59	4,125	4,992
	UnitedHealth Group Inc.	3.125%	5/15/60	13,830	14,638
	Wyeth LLC	5.950%	4/1/37	25,000	35,878
	Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	32,948
					2,916,239
Industrials (0.8%)
[6]	Ashtead Capital Inc.	2.450%	8/12/31	17,915	17,805
[6]	BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	12,125
[6]	BAE Systems plc	3.400%	4/15/30	7,335	8,050
	Boeing Co.	1.433%	2/4/24	15,490	15,528
	Boeing Co.	2.700%	2/1/27	17,155	17,800
	Boeing Co.	8.625%	11/15/31	9,460	14,131
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,656
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	21,397	22,143
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	22,175
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,000	7,674
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	13,365	16,332
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,715	3,313
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	9,950	10,449
	Canadian National Railway Co.	2.450%	5/1/50	6,870	6,356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carrier Global Corp.	2.722%	2/15/30	15,418	16,189
	Caterpillar Inc.	3.400%	5/15/24	14,200	15,217
[3]	Continental Airlines Pass-Through Trust Class A Series 2007-1	5.983%	4/19/22	11,292	11,459
	CSX Corp.	4.300%	3/1/48	16,150	19,890
	CSX Corp.	3.350%	9/15/49	5,535	5,963
	Deere & Co.	7.125%	3/3/31	17,500	25,305
[6]	ERAC USA Finance LLC	5.625%	3/15/42	21,787	30,491
[3]	Federal Express Corp. 1998 Pass-Through Trust	6.720%	1/15/22	1,227	1,255
	FedEx Corp.	4.100%	2/1/45	4,455	5,172
	FedEx Corp.	4.550%	4/1/46	6,073	7,463
	FedEx Corp.	4.050%	2/15/48	1,705	1,985
	Illinois Tool Works Inc.	3.500%	3/1/24	52,955	56,495
[3]	John Deere Capital Corp.	3.450%	3/13/25	43,145	47,183
[3]	Kansas City Southern	4.950%	8/15/45	16,985	21,841
	Lockheed Martin Corp.	2.900%	3/1/25	10,450	11,154
	Lockheed Martin Corp.	1.850%	6/15/30	1,700	1,718
	Lockheed Martin Corp.	4.500%	5/15/36	8,015	10,132
	Lockheed Martin Corp.	4.700%	5/15/46	14,370	19,234
	Lockheed Martin Corp.	2.800%	6/15/50	7,285	7,455
	Lockheed Martin Corp.	4.090%	9/15/52	5,500	6,950
	Otis Worldwide Corp.	2.565%	2/15/30	8,000	8,363
	Otis Worldwide Corp.	3.112%	2/15/40	17,030	17,889
	Otis Worldwide Corp.	3.362%	2/15/50	30,240	32,887
	Parker-Hannifin Corp.	3.250%	6/14/29	9,650	10,495
[3]	Parker-Hannifin Corp.	4.450%	11/21/44	17,735	22,014
	Raytheon Technologies Corp.	4.125%	11/16/28	16,675	19,201
	Raytheon Technologies Corp.	6.050%	6/1/36	20,325	28,583
	Raytheon Technologies Corp.	4.450%	11/16/38	9,325	11,407
	Raytheon Technologies Corp.	4.500%	6/1/42	8,727	10,908
	Raytheon Technologies Corp.	3.750%	11/1/46	5,923	6,734
[6]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	61,400	65,310
[6]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	20,360	20,586
[6]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	35,655	36,305
[6]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	44,543
[3]	Southwest Airlines Co. Pass-Through Trust Series 2007-1	6.150%	8/1/22	3,501	3,597
	Teledyne Technologies Inc.	2.250%	4/1/28	37,435	38,511
	Teledyne Technologies Inc.	2.750%	4/1/31	41,220	43,027
	Union Pacific Corp.	3.700%	3/1/29	17,470	19,717
	Union Pacific Corp.	3.250%	2/5/50	5,565	5,932
	Union Pacific Corp.	3.799%	10/1/51	23,191	27,028
	Union Pacific Corp.	3.839%	3/20/60	9,530	11,071
	Union Pacific Corp.	2.973%	9/16/62	22,015	21,728
	Union Pacific Corp.	3.750%	2/5/70	10,510	11,964
[3]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	6,036	6,177
					1,028,065
Materials (0.0%)
	International Paper Co.	4.350%	8/15/48	24,132	30,307
Real Estate (0.3%)
	American Tower Corp.	5.000%	2/15/24	2,770	3,054
	American Tower Corp.	4.400%	2/15/26	7,315	8,242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	3.800%	8/15/29	33,804	37,745
	Boston Properties LP	3.125%	9/1/23	13,275	13,885
	Boston Properties LP	3.800%	2/1/24	1,750	1,865
	Crown Castle International Corp.	3.650%	9/1/27	10,215	11,317
	Crown Castle International Corp.	3.800%	2/15/28	8,435	9,391
	Crown Castle International Corp.	2.100%	4/1/31	71,340	69,922
	Equinix Inc.	3.000%	7/15/50	34,420	33,593
	Healthpeak Properties Inc.	3.000%	1/15/30	31,475	33,685
	Realty Income Corp.	3.250%	1/15/31	12,940	14,293
[6]	SBA Tower Trust	3.448%	3/15/23	23,770	24,196
[6]	SBA Tower Trust	2.836%	1/15/25	25,075	26,162
[6]	SBA Tower Trust	1.884%	1/15/26	8,960	9,069
[6]	SBA Tower Trust	1.631%	11/15/26	19,150	19,166
[6]	Scentre Group Trust 1	4.375%	5/28/30	19,110	22,436
	Simon Property Group LP	3.750%	2/1/24	3,265	3,491
	Simon Property Group LP	3.375%	10/1/24	10,055	10,797
	Simon Property Group LP	2.450%	9/13/29	19,865	20,514
	VEREIT Operating Partnership LP	3.400%	1/15/28	5,900	6,443
	VEREIT Operating Partnership LP	2.200%	6/15/28	24,400	24,996
	VEREIT Operating Partnership LP	2.850%	12/15/32	16,610	17,596
					421,858
Technology (1.8%)
	Apple Inc.	3.000%	2/9/24	22,535	23,833
	Apple Inc.	3.450%	5/6/24	39,950	43,090
	Apple Inc.	2.850%	5/11/24	44,990	47,682
	Apple Inc.	2.750%	1/13/25	21,495	22,874
	Apple Inc.	3.250%	2/23/26	37,631	41,237
	Apple Inc.	2.450%	8/4/26	43,466	46,367
	Apple Inc.	3.350%	2/9/27	55,925	62,132
	Apple Inc.	3.200%	5/11/27	39,185	43,382
	Apple Inc.	2.900%	9/12/27	55,355	60,425
	Apple Inc.	3.850%	5/4/43	17,000	20,346
	Apple Inc.	4.450%	5/6/44	5,075	6,593
	Apple Inc.	3.850%	8/4/46	36,890	44,145
	Apple Inc.	2.650%	5/11/50	17,660	17,483
	Apple Inc.	2.550%	8/20/60	48,290	45,316
	Broadcom Corp.	3.875%	1/15/27	11,385	12,567
	Broadcom Inc.	4.250%	4/15/26	3,505	3,920
	Broadcom Inc.	4.110%	9/15/28	37,859	42,490
	Broadcom Inc.	4.150%	11/15/30	4,480	5,044
[6]	Broadcom Inc.	3.500%	2/15/41	24,030	24,587
[6]	Broadcom Inc.	3.750%	2/15/51	11,745	12,272
	Cisco Systems Inc.	2.500%	9/20/26	15,676	16,866
	Fidelity National Information Services Inc.	1.650%	3/1/28	8,070	8,069
	Fiserv Inc.	3.200%	7/1/26	23,105	25,115
	Intel Corp.	2.875%	5/11/24	29,395	31,179
	Intel Corp.	4.100%	5/19/46	51,605	62,374
	Intel Corp.	4.100%	5/11/47	21,904	26,441
	Intel Corp.	3.734%	12/8/47	8,096	9,278
	Intel Corp.	3.250%	11/15/49	19,400	20,718
	Intel Corp.	3.050%	8/12/51	43,925	45,241
	International Business Machines Corp.	3.375%	8/1/23	60,000	63,393
	International Business Machines Corp.	3.625%	2/12/24	35,000	37,593
	International Business Machines Corp.	3.000%	5/15/24	86,100	91,616
	International Business Machines Corp.	3.300%	5/15/26	155,985	171,736
	International Business Machines Corp.	3.500%	5/15/29	103,700	116,137
	International Business Machines Corp.	5.875%	11/29/32	20,240	27,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	2.850%	5/15/40	11,490	11,718
	International Business Machines Corp.	2.950%	5/15/50	4,545	4,601
	Microsoft Corp.	2.875%	2/6/24	57,005	60,197
	Microsoft Corp.	3.125%	11/3/25	17,700	19,301
	Microsoft Corp.	3.500%	2/12/35	23,520	27,648
	Microsoft Corp.	3.450%	8/8/36	31,097	36,412
	Microsoft Corp.	2.525%	6/1/50	122,844	122,574
	Microsoft Corp.	2.921%	3/17/52	123,829	132,952
	Oracle Corp.	2.500%	5/15/22	46,930	47,491
	Oracle Corp.	2.950%	11/15/24	79,830	85,006
	Oracle Corp.	2.950%	5/15/25	13,635	14,510
	Oracle Corp.	1.650%	3/25/26	48,245	49,020
	Oracle Corp.	3.250%	11/15/27	111,485	121,731
	Oracle Corp.	4.000%	11/15/47	32,175	35,375
	Oracle Corp.	3.950%	3/25/51	12,525	13,882
	Oracle Corp.	3.850%	4/1/60	18,200	19,575
	QUALCOMM Inc.	1.300%	5/20/28	27,474	27,133
	QUALCOMM Inc.	2.150%	5/20/30	29,475	30,169
	QUALCOMM Inc.	1.650%	5/20/32	41,155	39,764
	QUALCOMM Inc.	3.250%	5/20/50	10,605	11,654
					2,289,790
Utilities (2.6%)
[3]	AEP Texas Inc.	4.150%	5/1/49	5,065	5,994
[3]	AEP Texas Inc.	3.450%	1/15/50	16,810	17,851
	Alabama Power Co.	5.700%	2/15/33	15,000	19,792
	Alabama Power Co.	3.750%	3/1/45	24,430	28,212
[3]	Alabama Power Co.	4.300%	7/15/48	28,015	35,388
	Ameren Illinois Co.	3.800%	5/15/28	22,215	25,173
	Ameren Illinois Co.	6.125%	12/15/28	54,000	65,753
	Ameren Illinois Co.	3.700%	12/1/47	5,045	5,900
	American Water Capital Corp.	2.950%	9/1/27	9,975	10,818
	American Water Capital Corp.	3.750%	9/1/47	1,435	1,645
	American Water Capital Corp.	4.200%	9/1/48	30,403	37,505
	American Water Capital Corp.	4.150%	6/1/49	850	1,039
	American Water Capital Corp.	3.450%	5/1/50	2,280	2,500
	Arizona Public Service Co.	3.350%	5/15/50	11,220	12,019
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,549	6,658
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,185	58,090
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	830	1,143
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	14,226
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	15,865	19,578
[6]	Boston Gas Co.	3.150%	8/1/27	5,385	5,790
[6]	Boston Gas Co.	3.001%	8/1/29	5,970	6,306
[6]	Brooklyn Union Gas Co.	3.407%	3/10/26	2,685	2,897
[6]	Brooklyn Union Gas Co.	4.273%	3/15/48	61,265	71,029
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	8,068	9,113
	Cleco Corporate Holdings LLC	3.375%	9/15/29	9,180	9,602
	Commonwealth Edison Co.	4.350%	11/15/45	13,610	17,059
	Commonwealth Edison Co.	3.650%	6/15/46	6,365	7,281
	Commonwealth Edison Co.	4.000%	3/1/48	17,455	20,995
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	45,063
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	3,063
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,690	1,968
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	66,625	85,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	22,530	27,916
	Delmarva Power & Light Co.	3.500%	11/15/23	11,816	12,536
[6]	Dominion Energy Inc.	2.450%	1/15/23	111,320	114,369
[3]	Dominion Energy Inc.	5.250%	8/1/33	5,706	7,247
[3]	Dominion Energy Inc.	4.600%	3/15/49	27,385	35,166
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,886	6,846
	Dominion Energy South Carolina Inc.	5.800%	1/15/33	9,000	11,749
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,438	1,898
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	44,155	63,452
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	2,945	4,104
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	7,251	9,355
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	29,850	44,313
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	5,720
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	19,504
	Duke Energy Corp.	2.650%	9/1/26	11,775	12,523
	Duke Energy Corp.	3.400%	6/15/29	12,030	13,187
	Duke Energy Corp.	3.300%	6/15/41	31,380	32,699
	Duke Energy Corp.	4.800%	12/15/45	44,700	56,048
	Duke Energy Corp.	3.750%	9/1/46	9,940	10,796
	Duke Energy Corp.	3.500%	6/15/51	34,035	35,973
	Duke Energy Florida LLC	6.350%	9/15/37	8,000	11,864
	Duke Energy Florida LLC	6.400%	6/15/38	27,055	39,951
	Duke Energy Progress LLC	6.300%	4/1/38	14,705	21,353
	Duke Energy Progress LLC	4.100%	3/15/43	615	747
	Duke Energy Progress LLC	4.200%	8/15/45	40,400	49,234
[6]	East Ohio Gas Co.	2.000%	6/15/30	8,960	8,928
[6]	East Ohio Gas Co.	3.000%	6/15/50	13,050	13,324
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	21,445	22,658
	Emera US Finance LP	3.550%	6/15/26	34,050	37,168
	Entergy Louisiana LLC	3.120%	9/1/27	14,935	16,314
	Evergy Inc.	2.450%	9/15/24	10,420	10,889
	Evergy Kansas Central Inc.	3.250%	9/1/49	9,000	9,636
[3]	Evergy Metro Inc.	2.250%	6/1/30	5,680	5,816
	Evergy Metro Inc.	4.200%	3/15/48	3,419	4,241
[3]	Eversource Energy	2.900%	10/1/24	17,450	18,506
[3]	Eversource Energy	3.150%	1/15/25	5,025	5,371
[3]	Eversource Energy	3.300%	1/15/28	14,410	15,821
	Florida Power & Light Co.	5.650%	2/1/35	50,000	68,183
	Florida Power & Light Co.	4.950%	6/1/35	10,000	13,187
	Florida Power & Light Co.	5.650%	2/1/37	5,000	6,934
	Florida Power & Light Co.	5.950%	2/1/38	39,215	56,793
	Florida Power & Light Co.	5.690%	3/1/40	4,000	5,767
	Florida Power & Light Co.	3.700%	12/1/47	17,370	20,650
	Fortis Inc.	3.055%	10/4/26	28,565	30,825
	Georgia Power Co.	5.400%	6/1/40	6,665	8,573
[3]	Georgia Power Co.	4.750%	9/1/40	25,858	32,143
	Georgia Power Co.	4.300%	3/15/42	9,934	11,817
	Indiana Michigan Power Co.	4.250%	8/15/48	14,980	18,688
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	26,676
[6]	Massachusetts Electric Co.	5.900%	11/15/39	21,565	30,272
[6]	Metropolitan Edison Co.	4.300%	1/15/29	6,572	7,442
	MidAmerican Energy Co.	4.400%	10/15/44	1,050	1,319
	MidAmerican Energy Co.	4.250%	5/1/46	5,485	6,815
	MidAmerican Energy Co.	4.250%	7/15/49	11,545	14,544
	MidAmerican Energy Co.	3.150%	4/15/50	45,450	48,583
[6]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,170	3,593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Monongahela Power Co.	5.400%	12/15/43	4,570	6,130
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,255	16,073
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	40,345	42,838
[3]	Nevada Power Co.	3.125%	8/1/50	17,790	18,614
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	43,950	43,950
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	9,260	10,038
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,275	35,734
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	27,465	27,829
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	14,165	15,715
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	40,110	40,877
[6]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,970	41,545
[6]	Niagara Mohawk Power Corp.	3.025%	6/27/50	14,840	14,658
	NiSource Inc.	5.250%	2/15/43	14,588	19,400
	NiSource Inc.	4.800%	2/15/44	10,370	13,192
	Northern States Power Co.	6.250%	6/1/36	50,000	73,180
[6]	Oglethorpe Power Corp.	6.191%	1/1/31	36,565	46,029
	Oglethorpe Power Corp.	5.950%	11/1/39	6,075	8,292
	Oglethorpe Power Corp.	4.550%	6/1/44	1,825	2,141
	Oglethorpe Power Corp.	4.250%	4/1/46	19,060	21,660
	Oglethorpe Power Corp.	5.050%	10/1/48	5,640	7,146
	Oglethorpe Power Corp.	5.250%	9/1/50	17,220	22,374
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	2,675	3,431
	PacifiCorp	2.950%	6/1/23	29,675	30,794
	PacifiCorp	2.700%	9/15/30	5,025	5,329
	PacifiCorp	5.900%	8/15/34	12,500	16,817
	PacifiCorp	6.250%	10/15/37	36,635	52,707
	PacifiCorp	4.125%	1/15/49	2,141	2,594
	PacifiCorp	4.150%	2/15/50	11,625	14,122
	PacifiCorp	3.300%	3/15/51	11,806	12,754
	Potomac Electric Power Co.	3.050%	4/1/22	3,765	3,824
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	36,995
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,394
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,390	6,139
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,940	7,221
[3]	SCE Recovery Funding LLC	0.861%	11/15/31	10,255	10,080
[3]	SCE Recovery Funding LLC	1.942%	5/15/38	3,655	3,597
[3]	SCE Recovery Funding LLC	2.510%	11/15/43	3,310	3,240
	Sempra Energy	2.875%	10/1/22	27,530	28,067
	Sempra Energy	3.250%	6/15/27	80,765	87,922
	Sempra Energy	6.000%	10/15/39	14,800	20,777
[3]	Sierra Pacific Power Co.	3.375%	8/15/23	34,040	35,745
	Sierra Pacific Power Co.	2.600%	5/1/26	7,857	8,349
[3]	Southern California Edison Co.	2.400%	2/1/22	4,295	4,317
[3]	Southern California Edison Co.	3.700%	8/1/25	3,315	3,629
	Southern California Edison Co.	6.000%	1/15/34	7,695	10,158
[3]	Southern California Edison Co.	5.550%	1/15/37	50,475	62,740
[3]	Southern California Edison Co.	5.950%	2/1/38	40,000	52,131
	Southern California Edison Co.	6.050%	3/15/39	1,980	2,646
	Southern California Edison Co.	4.000%	4/1/47	6,530	6,928
[3]	Southern California Edison Co.	4.125%	3/1/48	11,495	12,381
	Southern California Edison Co.	3.650%	2/1/50	5,405	5,513
	Southern Co.	3.250%	7/1/26	30,885	33,457
	Southern Co.	4.400%	7/1/46	41,137	49,458
	Southwest Gas Corp.	2.200%	6/15/30	6,310	6,387
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	13,915
	Southwestern Public Service Co.	3.700%	8/15/47	3,756	4,281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Electric Co.	4.000%	4/1/48	14,316	17,287
[3]	Virginia Electric & Power Co.	2.750%	3/15/23	34,540	35,624
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	17,789
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	2,458
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	23,829
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	56,321
					3,228,281
Total Corporate Bonds (Cost $22,669,963)					25,048,184
Sovereign Bonds (0.9%)
[6]	Bermuda	2.375%	8/20/30	17,415	17,579
[6]	Bermuda	3.375%	8/20/50	6,835	7,132
[6]	Electricite de France SA	4.875%	9/21/38	69,680	87,274
[6]	Electricite de France SA	4.950%	10/13/45	15,100	19,615
	Equinor ASA	2.450%	1/17/23	15,017	15,461
	Equinor ASA	2.650%	1/15/24	14,000	14,688
	Equinor ASA	3.700%	3/1/24	25,320	27,296
	Equinor ASA	3.250%	11/10/24	25,200	27,206
	Equinor ASA	2.875%	4/6/25	4,775	5,097
	Equinor ASA	3.125%	4/6/30	80,155	88,055
	Equinor ASA	2.375%	5/22/30	7,585	7,886
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	40,000	54,331
[6]	Kingdom of Saudi Arabia	2.875%	3/4/23	30,195	31,211
[6]	Qatar Petroleum	2.250%	7/12/31	31,765	32,020
[6]	Qatar Petroleum	3.125%	7/12/41	23,200	23,947
[3]	Republic of Chile	2.550%	1/27/32	35,135	36,127
[3]	Republic of Chile	2.550%	7/27/33	44,260	45,100
	Republic of Chile	3.500%	4/15/53	25,155	27,088
[3]	Republic of Chile	3.100%	1/22/61	13,390	13,092
[3]	Republic of Colombia	4.000%	2/26/24	30,240	31,835
[3]	Republic of Panama	2.252%	9/29/32	56,345	54,976
[3]	Republic of Panama	3.870%	7/23/60	44,660	46,069
[6]	Saudi Arabian Oil Co.	3.500%	4/16/29	28,670	31,223
[6]	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	21,000	22,496
[6]	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	62,480	63,361
[6]	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	28,630	31,665
[6]	State of Kuwait	2.750%	3/20/22	4,255	4,309
[6]	State of Qatar	3.875%	4/23/23	56,160	59,347
[6]	State of Qatar	3.375%	3/14/24	3,360	3,592
[6]	State of Qatar	4.400%	4/16/50	14,035	17,410
[6]	Temasek Financial I Ltd.	2.375%	1/23/23	45,150	46,420
[6]	Temasek Financial I Ltd.	3.625%	8/1/28	36,800	41,925
[6]	Temasek Financial I Ltd.	2.375%	8/2/41	46,170	45,968
[6]	Temasek Financial I Ltd.	2.250%	4/6/51	39,210	37,665
[6]	Temasek Financial I Ltd.	2.500%	10/6/70	22,880	22,008
Total Sovereign Bonds (Cost $1,064,844)					1,140,474
Taxable Municipal Bonds (1.4%)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	14,455	15,406
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,965	3,224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	26,165	47,208
	Broward County FL Airport System Revenue	3.477%	10/1/43	10,370	11,029
	California GO	7.350%	11/1/39	56,970	92,794
	California State University Systemwide Revenue	2.719%	11/1/52	12,090	11,991
	California State University Systemwide Revenue	2.939%	11/1/52	15,225	15,300
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	3,205	4,898
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	33,870	49,002
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	57,835	83,674
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,260	3,176
	City of Riverside CA Pension Obligation Bonds	3.857%	6/1/45	8,775	9,618
	Dallas/Fort Worth International Airport Revenue	3.089%	11/1/40	7,405	7,700
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	29,555	30,283
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	5,345	5,703
[9]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	39,440	42,050
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	62,624	95,799
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	1,230	1,255
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	5,645	7,751
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	28,900	30,028
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	8,495	9,216
	Houston TX GO	6.290%	3/1/32	15,875	20,336
	Illinois GO	5.100%	6/1/33	30,560	36,300
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	41,420
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	5,480	5,805
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	7,745	10,376
[10]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	15,140	15,143
[9]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	50,000	65,370
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	19,000	29,093
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	18,985	27,078
	Massachusetts GO	2.514%	7/1/41	8,175	8,300
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	27,675	27,845
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	31,157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	16,745	17,999
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	21,350	22,229
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	11,320	12,490
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	30,285	50,529
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	2,195	2,543
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	27,295	40,174
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	23,665	32,581
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	17,902
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	23,219
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	21,260	23,641
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	12,095	13,367
	New York State Thruway Authority General Revenue	2.900%	1/1/35	16,730	17,983
	New York State Thruway Authority General Revenue	3.500%	1/1/42	9,430	10,107
	New York State Urban Development Corp. Revenue (Personal Income Tax)	2.100%	3/15/22	28,840	29,119
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	9,145	9,466
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	11,035	18,676
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	25,930	36,641
[10]	Oregon GO	3.424%	3/1/60	28,000	29,157
[9]	Oregon School Boards Association GO	5.528%	6/30/28	50,000	59,274
[11]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	66,810	87,138
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	2,600	3,040
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	44,055	60,548
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	21,985	31,389
	Riverside County CA Pension Obligation Bonds	3.818%	2/15/38	9,585	10,891
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	11,960	13,028
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	20,690	26,663
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	8,220	8,353
	Texas Transportation Commission GO	2.562%	4/1/42	7,310	7,410
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	12,640	15,464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	10,400	16,226
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	15,150	23,437
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	15,445	15,792
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	26,520	28,354
	University of California Revenue	1.316%	5/15/27	13,075	13,216
	University of California Revenue	1.614%	5/15/30	16,140	16,111
	University of California Revenue	4.601%	5/15/31	21,975	26,121
	University of California Revenue	4.765%	5/15/44	5,980	6,452
	University of California Revenue	3.931%	5/15/45	22,370	25,795
	Utility Debt Securitization Authority NY Restructuring Bonds	3.435%	12/15/25	7,129	7,371
Total Taxable Municipal Bonds (Cost $1,504,633)					1,805,224
				Shares
Temporary Cash Investments (1.8%)
Money Market Fund (0.1%)
[12,13]	Vanguard Market Liquidity Fund	0.068%		1,144,655	114,465
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.9%)
	Bank of America Securities, LLC (Dated 8/31/21, Repurchase Value $31,100,000, collateralized by U.S. Treasury Note/Bond 0.625%, 8/15/30, with a value of $31,722,000)	0.050%	9/1/21	31,100	31,100
	Citigroup Global Markets Inc. (Dated 8/31/21, Repurchase Value $241,500,000, collateralized by U.S. Treasury Note/Bond 1.875%–2.375%, 2/15/51–5/15/51, with a value of $246,330,000)	0.050%	9/1/21	241,500	241,500
	Credit Agricole Securities (USA) Inc. (Dated 8/31/21, Repurchase Value $66,500,000, collateralized by Treasury Inflation Indexed Note/Bond 3.625%, 4/15/28, with a value of $67,831,000)	0.050%	9/1/21	66,500	66,500
	Deutsche Bank Securities, Inc. (Dated 8/31/21, Repurchase Value $125,800,000, collateralized by Fannie Mae 1.500%–6.500%, 9/1/28–8/1/51, U.S. Treasury Bill 0.000%, 5/19/22, and U.S. Treasury Note/Bond 0.625%–3.125%, 2/15/22–5/15/48, with a value of $128,316,000)	0.050%	9/1/21	125,800	125,800
	HSBC Bank USA (Dated 8/31/21, Repurchase Value $27,100,000, collateralized by U.S. Treasury Note/Bond 0.125%–0.875%, 9/30/22–11/15/30, with a value of $27,642,000)	0.045%	9/1/21	27,100	27,100

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HSBC Bank USA (Dated 8/31/21, Repurchase Value $144,800,000, collateralized by Fannie Mae 2.000%–6.000%, 10/1/28–3/1/51, Freddie Mac 2.000%–3.000%, 3/1/27–8/1/51, and U.S. Treasury Note/Bond 0.250%, 5/15/24, with a value of $147,696,000)	0.050%	9/1/21	144,800	144,800
Nomura International plc (Dated 8/31/21, Repurchase Value $310,800,000, collateralized by U.S. Treasury Bill 0.000%, 12/21/21–2/24/22, and U.S. Treasury Note/Bond 0.125%–2.750%, 3/15/22–2/15/50, with a value of $317,016,000)	0.050%	9/1/21	310,800	310,800
RBC Capital Markets LLC (Dated 8/31/21, Repurchase Value $78,400,000, collateralized by Fannie Mae 3.500%, 6/1/33–3/1/48, Treasury Inflation Indexed Note/Bond 0.125%, 1/15/22, and U.S. Treasury Note/Bond 1.625%–4.375%, 12/15/22–5/15/40, with a value of $79,968,000)	0.050%	9/1/21	78,400	78,400
TD Securities (USA) LLC (Dated 8/31/21, Repurchase Value $51,500,000, collateralized by Fannie Mae 3.000%–4.500%, 9/1/41–9/1/50, with a value of $52,530,000)	0.050%	9/1/21	51,500	51,500
Wells Fargo & Co. (Dated 8/31/21, Repurchase Value $87,000,000, collateralized by Fannie Mae 1.430%–3.401%, 2/1/35–9/1/51, with a value of $88,740,000)	0.060%	9/1/21	87,000	87,000
				1,164,500
U.S. Government and Agency Obligations (0.8%)
United States Treasury Bill	0.040%	9/23/21	500,000	499,988
United States Treasury Bill	0.009%	10/7/21	200,000	199,991
United States Treasury Bill	0.049%	10/26/21	100,000	99,992

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Bill	0.026%	11/12/21	150,000	149,983
				949,954
Total Temporary Cash Investments (Cost $2,228,934)				2,228,919
Total Investments (99.9%) (Cost $82,649,531)				125,111,552
Other Assets and Liabilities—Net (0.1%)				63,887
Net Assets (100%)				125,175,439
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $110,486,000.
2	Securities with a value of $2,765,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2021.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, the aggregate value was $7,290,673,000, representing 5.8% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security value determined using significant unobservable inputs.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13	Collateral of $114,322,000 was received for securities on loan.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2021	5,938	734,642	994
10-Year U.S. Treasury Note	December 2021	1,610	214,859	134
				1,128

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2021	(2,567)	(379,956)	(299)
				829

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open forward currency contracts at August 31, 2021.
E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At August 31, 2021, counterparties had deposited in segregated accounts securities with a value of $332,000 in connection with TBA transactions.
F. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

G. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	76,565,117	6,146,315	—	82,711,432
U.S. Government and Agency Obligations	—	10,669,099	—	10,669,099
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,431,345	76,875	1,508,220
Corporate Bonds	—	25,048,184	—	25,048,184
Sovereign Bonds	—	1,140,474	—	1,140,474
Taxable Municipal Bonds	—	1,805,224	—	1,805,224
Temporary Cash Investments	114,465	2,114,454	—	2,228,919
Total	76,679,582	48,355,095	76,875	125,111,552

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,128	—	—	1,128
Liabilities
Futures Contracts[1]	299	—	—	299
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.